Earnings per share - Summary of Earnings Per Share (Parenthetical) (Detail) - CAD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Earnings per share [line items]
Average exercise price	$ 71.40	$ 64.96	$ 57.64
Dilutive potential shares from stock options [Member]
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	657,353	0
Average exercise price	$ 102.33